Note 3 - Property and Equipment (Details) - Property and Equipment (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 471,962	$ 505,670
Accumulated depreciation	(458,695)	(472,828)
Net property and equipment	13,267	32,842
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	233,793	233,793
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	171,404	179,349
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	41,872	41,872
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	22,447	25,679
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		22,531
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,446	$ 2,446